Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness		¥ (6,712)
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness		(335,998)
Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		41,556	[1]	¥ 48,511	[2]
Change in value used for calculating hedge ineffectiveness		13,889		14,860
Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness		(14,126)		(14,376)
Interest Rate Swaps [Member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	[1]	5,723,327
Change in value used for calculating hedge ineffectiveness		350,446
Carrying value [member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts		78,573
Carrying value [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts		5,983,893
Carrying value [member] | Equity swaps [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets		8,861		1,856
Carrying amounts, Liabilities				30
Carrying value [member] | Investments at fair value through other comprehensive income [member] | Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts		31,721		¥ 45,847
Carrying value [member] | Interest Rate Swaps [Member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets		¥ 366,092

[1]	At March 31, 2020, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,156,729 million out of ¥5,723,327 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥41,556 million, equal to the total notional amount.
[2]	At March 31, 2019, the notional amount of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥48,511 million, equal to the total notional amount.